Balance Sheet Components (Details) - Schedule of Inventory - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Inventory [Abstract]
Inventory	$ 7,352,841	$ 7,392,919	$ 7,315,754
Inventory allowance	(353,161)	(1,145,548)	(825,213)
Consigned parts	977,597	1,128,250	1,057,433
Total	$ 7,977,277	$ 7,375,621	$ 7,547,974